Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities [Abstract]
Schedule of Maximum Exposure to Loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Carrying value of debt and equity investments	$120,677	$118,403